Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	OMEGA COMMERCIAL FINANCE CORP
Entity Central Index Key	0000029504
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	43,885,900
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Amendment Flag	true
Amendment Description	Amended to include the quarterly March 31, 2012 and 2011 financial statements